Business Combinations - Alithya IT Services Inc. (Details) - CAD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 01, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
Business acquisition, integration and reorganization costs			$ 11,617	$ 2,321
Alithya IT Services Inc.
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 978
Accounts payable and accrued liabilities as of acquisition date	45
Current portion of long-term debt	$ 8,887
Acquisition related costs			$ 1,646
Revenue from business acquired		$ 51,002
Amortisation expense		3,805
Profit (loss) from business acquired		(4,595)
Business acquisition, integration and reorganization costs		$ 3,683
Alithya IT Services Inc. | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)	25,182,676
Share price	$ 3.20